Other Assets	12 Months Ended
Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
Other Assets
Other Assets
Other assets consisted of the following:

	As of December 31,
	2015	2014
Deferred financing costs	$12.7	$16.8
Deferred tax assets	20.7	20.4
Other assets	12.0	20.8
	$45.4	$58.0

Deferred financing costs relate to our long-term line-of-credit arrangements and are amortized ratably over the life of the financing agreements. We capitalized a total of $9.4 million and $9.8 million of deferred financing costs related to our revolving credit facility during 2013 and 2014, respectively, in connection with the October 18, 2013 credit agreement and subsequent credit agreement amendment on October 1, 2014. We did not capitalize any debt issuance costs during 2015. Amortization of capitalized deferred financing costs amounted to $4.1 million, $2.0 million and $0.4 million for the years ended December 31, 2015, 2014 and 2013, respectively and is included in interest expense in our Consolidated Statements of Operations and Comprehensive Loss.
As described in Note 1 (Description of the Business and Summary of Significant Accounting Policies), we adopted ASU 2015-03 and ASU 2015-15 during the fourth quarter of 2015. The above information related to debt issuance costs reflects the retrospective application of this guidance, which resulted in the reclassification from other assets to long-term debt of $203.1 million of previously capitalized unamortized deferred financing costs relating to our outstanding notes and term loans as of December 31, 2014. These debt issuance costs are now presented as a direct reduction from the carrying amount of long-term debt. Previously reported Other assets and Long-term debt, excluding current installments as of December 31, 2014 were $259.3 million and $8,465.4 million, respectively.
As described in Note 1 (Description of the Business and Summary of Significant Accounting Policies), we also adopted ASU 2015-17 during the fourth quarter of 2015. The amounts related to deferred tax assets in the table above reflect the retrospective application of this guidance, which resulted in the reclassification of $72.8 million of previously reported current deferred tax assets, of which $1.8 million was reclassified as non-current deferred tax assets (included in Other assets in our Consolidated Balance Sheets), and $71.0 million is now reported net within non-current deferred tax liabilities as of December 31, 2014. For additional information, see Note 21 (Income Taxes).